Commitments and Contingencies (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	$ 463	$ 625
Allvue Systems Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	58	26
Apptio Inc Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	229	131
Galls LLC Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	176	170
Polyvision Corp Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	0	5
PSI Services LLC Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1],[2]	0	0
Wide Orbit Revolver [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Unfunded Commitments	[1]	$ 0	$ 293

[1]	May pertain to commitments to one or more entities affiliated with the named portfolio company.
[2]	Amount is less than $1,000.